Financial Liabilities - Borrowings - Summary of Carrying Amounts of Borrowings which Denominated in Currencies (Detail) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Borrowings	£ 1,664	£ 720
US Dollars [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	539	188
Sterling [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	576	23
Euro [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	442	506
Other currency [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	£ 107	£ 3